Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Performance to the GAAP Measure of Gross Profit
	Three Months Ended April 30,
	2024	2023
Net sales
Pocono Pharmaceuticals	$408,532	$401,057
4P Therapeutics	-	75,875
	408,532	476,932
Gross profit
Pocono Pharmaceuticals	164,786	169,308
4P Therapeutics	-	52,976
	164,786	222,284
Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	154,394	136,863
Selling, general and administrative-4P Therapeutics	24,354	16,921
Selling, general and administrative-Corporate	900,980	685,948
Research and development-4P Therapeutics	974,535	400,430
	2,054,263	1,240,162
Depreciation and Amortization
Pocono Pharmaceuticals	$56,823	$55,208
Corporate	3,011	3,497
4P Therapeutics	9,267	16,496
	$69,101	$75,201

Our chief officer decision maker evaluates segment performance to the GAAP measure of gross profit.
	Years Ended January 31,
	2024	2023
Net sales
Pocono Pharmaceuticals	$1,920,280	$1,785,597
4P Therapeutics	165,034	294,102
	2,085,314	2,079,699
Gross profit
Pocono Pharmaceuticals	744,391	726,702
4P Therapeutics	117,714	23,702
	862,105	750,404
Operating expenses
Selling, general and administrative-Pocono Pharmaceuticals	606,275	577,930
Selling, general and administrative-4P Therapeutics	236,953	103,181
Selling, general and administrative-Corporate	2,930,378	3,234,930
Research and development-4P Therapeutics	1,960,425	982,227
Goodwill impairment-Pocono Pharmacueticals	-	327,326
	5,734,031	5,225,594
Depreciation and Amortization
Pocono Pharmaceuticals	$222,159	$264,156
Corporate	13,986	-
4P Therapeutics	51,577	65,987
	$287,722	$330,143

Schedule of Net Sales and Property and Equipment	The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.
	Three Months Ended April 30,
	2024	2023
Net sales
United States	$408,532	$401,057
Outside the United States	-	75,875
	$408,532	$476,932
	April 30,	January 31,
	2024	2024
Property and equipment, net of accumulated depreciation
United States	$740,305	$774,924
Outside the United States	-	-
	$740,305	$774,924
Assets
Corporate	$8,210,779	$344,192
Pocono Pharmaceuticals	5,044,569	5,079,293
4P Therapeutics	1,899,132	2,093,369
	$15,154,480	$7,516,854
The following table presents information about net sales and property and equipment, net of accumulated depreciation, in the United States and elsewhere.
	Years Ended January 31,
	2024	2023
Net sales
United States	$2,085,314	$2,079,699
Outside the United States	-	-
	$2,085,314	$2,079,699
	January 31,	January 31,
	2024	2023
Property and equipment, net of accumulated depreciation
United States	$774,924	$897,735
Outside the United States	-	-
	$774,924	$897,735
Assets
Corporate	$344,192	$1,745,731
Pocono Pharmaceuticals	5,079,293	5,400,814
4P Therapeutics	2,093,369	2,309,832
	$7,516,854	$9,456,377